Accrued Liabilities (Details) - Accrued liabilities (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accrued liabilities [Abstract]
Deferred revenues		$ 1,704	$ 1,811
Current portion of pension liability (see Note 16)	1,400	1,445	1,152
Compensation and employee benefits		1,104	1,051
Taxes payable		760	730
Legal fees payable		607	238
Interest payable		329	294
Warranty obligations		281	274	291
Restructuring costs		205	73
Other		1,342	1,066
Accrued Liabilities, Total	$ 7,963	$ 7,777	$ 6,689